Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,669,354	$ 6,510,140	$ 155,427
Accounts receivable	293,821		109,868
Due from related parties		286	5,400
Prepaid expenses and other current assets	1,325,753	270,648	39,693
Total current assets	4,288,928	6,781,074	310,388
Restricted cash	50,000	50,000	25,000
Property and equipment, net	192,590	234,167	178,290
Right of use asset	362,401	320,373	0
Security deposit	43,200	32,200	32,200
Total assets	4,937,119	7,417,814	545,878
Current liabilities:
Accounts payable	1,436,692	416,941	97,616
Accrued expenses and other current liabilities	887,012	506,611	106,810
Insurance premium financing	911,124
Deferred revenue			28,949
Lease liability—current	195,253	121,552
Total current liabilities	3,430,081	1,045,104	233,375
Note payable			160,588
Derivative warrant liabilities	331,612
Lease liability—noncurrent	171,596	201,504
Total liabilities	3,933,289	1,246,608	393,963
Commitments and contingencies (Note 17)
Convertible preferred stock (Note 9)		20,857,453
Stockholders' equity (deficit):
Capital units			10,681,040
Common stock, $0.0001 par value; 150,000,000 shares authorized; 16,653,466 and 308,443 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	1,665	31	0
Additional paid-in capital	28,511,656	2,213,547	918,922
Accumulated deficit	(31,941,329)	(16,899,825)	(11,448,047)
Total stockholders' deficit	(3,428,008)	(14,686,247)	151,915
Total liabilities, convertible preferred stock and stockholders' deficit	4,937,119	7,417,814	545,878
Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock (Note 9)	$ 4,431,838
Convertible Preferred Stock
Current liabilities:
Convertible preferred stock (Note 9)		$ 20,857,453	$ 20,857,453